Other income	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Other income

6. Other income

The Australian government’s Jobkeeper allowance helped keep Australian citizens in jobs and supported businesses affected by the significant economic impact of the COVID-19 pandemic. The allowance is included in other income and recognized in the period that the related costs, for which it is intended to compensate, are expensed. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group did not benefit directly from any other forms of government assistance. This also includes a previous year deposit which was refunded in March 2023. There is no other income recognized in the year ended June 30, 2024.